Supplementary Information to the Statements of Profit and Loss (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Supplementary Information To Statements Of Comprehensive Loss Explanatory [Abstract]
Schedule of additional information about revenues
	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Revenues from major customers each of whom amount to 10% or more, of total revenues
Customer A(1)	$65,081	$68,138	$63,338
Customer B	18,290	16,369	11,779
Customer C	13,793	14,454	-

	$97,163	$98,961	$75,567

Schedule of revenues based on location of customers
	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

U.S.A and North America	$84,949	$84,572	$75,331
Israel	36,144	31,959	28,093
Europe	4,461	4,701	3,594
Latin America	6,867	3,792	3,994
Asia	766	2,067	3,336
Others	59	96	121
Total Revenue	$133,246	$127,187	$114,469

Schedule of income and expenses
	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Cost of materials	$54,745	$69,766	$56,156
Salary and related expenses	17,957	16,941	15,290
Subcontractors	4,876	4,451	3,633
Depreciation and amortization	3,248	2,991	2,859
Energy	1,626	1,551	1,426
Other manufacturing expenses	575	712	566

	83,027	96,412	79,930
Decrease (increase) in inventories	2,667	(18,962)	(6,933)
Total Cost of goods sold	$85,694	$77,450	$72,997
	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Salary and related expenses	$6,045	$5,897	$5,925
Subcontractors	4,794	5,196	2,275
Materials and allocation of facility costs	1,682	966	1,131
Depreciation and amortization	725	663	159
Others	363	337	257

Total Research and development	$13,609	$13,059	$9,747
	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Salary and related expenses	$1,639	1,467	1,647
Marketing support	144	103	121
Packing, shipping and delivery	750	504	477
Marketing and advertising	586	788	424
Registration and marketing fees	934	917	470
Others	465	591	491

Total Selling and marketing	$4,518	$4,370	$3,630
	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Salary and related expenses	$3,870	$3,475	3,085
Employees welfare	978	1,296	1,151
Professional fees and public company expense	3,055	2,162	2,012
Depreciation, amortization and impairment	779	717	686
Communication and software services	924	799	675
Others	533	745	916

Total General and administrative	$10,139	$9,194	$8,525
	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Financial income
Interest income and gains from marketable securities	$1,027	$1,146	$830

Financial expense
Fees and interest paid to financial institutions	266	293	172

Financial income and (expense)
Derivatives instruments measured at fair value	(1,097)	(512)	504
Translation differences of financial assets and liabilities	(438)	(139)	98
Bond securities measured at fair value	102	(5)	(178)

Total Financial expense(income)	$(672)	$197	$1,082